Supplemental Balance Sheet Data - Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Successor [Member]		Dec. 31, 2011 Successor [Member]		Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total trade accounts receivable	$ 447,699	[1]	$ 415,428		$ 469,000	$ 498,882
Less: Allowance for revenue adjustments	(72,097)	[1]	(17,673)		(70,500)	(87,035)
Gross trade accounts receivable	375,602		397,755	[2]		411,847	[2]
Less: Allowance for bad debt	(4,692)		(3,477)	[2]	(10,600)	(9,970)	[2]
Net trade accounts receivable	370,910		394,278			401,877
Other receivables	6,065		7,680			12,206
Accounts receivable, net	$ 376,975		$ 401,958			$ 414,083

[1]	The increase is due primarily to Merger-related fair value adjustments to trade accounts receivable and the allowance for revenue adjustments upon the close of the Merger.
[2]	Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.